Summary of Balances of Transactions with Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Transactions with Third Party [Line Items]
Cash and restricted cash deposits in affiliated bank	$ 23,581		$ 19,438
Indemnification assets from Popular reimbursement
Accounts receivable	2,086	[1]	2,157	[1],[2]	2,553	[2]
Other long-term assets	2,087	[1]	3,942	[1],[2]	5,212	[2]
Other due/to from affiliate
Accounts receivable	18,273		19,252
Accounts payable			6,564		3,036
Prepaid expenses and other assets	1,151
Accounts payable	5,723	[3]	3,845	[3]
Unearned income	2,293
Other long-term liabilities	333	[3]	2,847	[3]
Long-term debt			90,186		90,186
Popular
Other due/to from affiliate
Accounts payable					703	[4]
Scenario, Previously Reported
Transactions with Third Party [Line Items]
Cash and restricted cash deposits in affiliated bank			16,924		52,613
Other due/to from affiliate
Accounts receivable			$ 19,587		$ 16,375

[1]	Recorded in connection with reimbursements from Popular regarding certain software license fees.
[2]	Recorded in connection with (a) reimbursement from Popular regarding services the Company provides to certain customers of Popular at preferential prices and (b) reimbursement from Popular regarding certain software license fees. For the years ended December 31, 2012 and 2011, the Company received $6.1 million and $7.1 million, respectively, related to these reimbursements.
[3]	Includes an account payable of $0.2 million and $0.4 million and a long-term liability of $0.3 million and $2.8 million for September 30, 2013 and December 31, 2012, respectively, related to the unvested portion of stock options as a result of the equitable adjustment approved by our Board of Directors on December 18, 2012 that will be payable to executive officers and employees upon vesting of stock options.
[4]	Represents contract liability to provide certain services to a customer of Popular that expired on February 2012.